Trade and other receivables - Trade receivables past due but not impaired and receivables factoring and related programs (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are past due
Trade receivables	$ 516	$ 823
Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	34	68
Up to three months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	28	56
Three to six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	1	5
Over six months past due | Trade receivables past due but not impaired
Disclosure of financial assets that are past due
Trade receivables	$ 5	$ 7